Net revenues - Schedule of revenue by type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Revenue [abstract]
Shipments of vehicles and sales of other goods	€ 183,230	€ 173,718		€ 144,559
Other services provided	4,018	3,786		3,112
Construction contract revenues	709	779		602
Lease installments from assets sold with a buy-back commitment	896	849		994
Interest income of financial services activities	691	460		152
Total Net revenues	€ 189,544	€ 179,592	[1]	€ 149,419	[1]

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information